CONTINGENCIES AND COMMITMENTS (Details) - Contingent Loans [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Letters of credit issued	$ 201,699	$ 158,800
Foreign letters of credit confirmed	75,499	57,686
Guarantees	1,823,793	1,752,610
Personal guarantees	81,577	125,050
Subtotal	2,182,568	2,094,146
Available on demand credit lines	8,135,489	7,548,820
Other irrevocable credit commitments	260,691	260,266
Total	$ 10,578,748	$ 9,903,232